Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Allowance for credit losses	¥ 456,512	¥ 418,732
Operating loss carryforwards	91,893	99,870
Loans	0	561
Accrued liabilities and other	383,888	413,587
Premises and equipment	122,682	119,395
Derivative financial instruments	528,280	303,644
Obligations under operating leases	86,146	88,088
Valuation allowance	(130,948)	(153,053)
Total deferred tax assets	1,538,453	1,290,824
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	728,752	379,581
Loans	1,936	0
Intangible assets	73,942	65,973
Lease transactions	11,619	12,514
Defined benefit plans	221,796	50,730
Investments in subsidiaries and affiliates	838,033	639,592
Right-of-use assets of operating leases	60,199	64,741
Other	72,981	103,915
Total deferred tax liabilities	2,009,258	1,317,046
Net deferred tax liabilities	¥ (470,805)	¥ (26,222)